Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
November 30, 2024
ZCI-NPRT1-0125
1.9887608.106
Asset-Backed Securities - 14.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.9%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	722,643	723,509
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	1,100,000	1,093,742
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,300,000	1,292,393
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	363,949	364,240
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	750,000	755,344
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	560,923	561,983
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	606,801	608,962
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	1,507,000	1,498,870
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	1,300,000	1,304,579
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	1,180,000	1,180,456
CarMax Auto Owner Trust Series 2021-4 Class A3, 0.56% 9/15/2026	274,768	271,110
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	789,135	785,528
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	629,611	631,065
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 5.3783% 5/17/2027 (d)(e)	1,524,182	1,526,480
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	1,223,000	1,227,937
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	845,000	845,932
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	62,000	62,341
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	559,737	561,576
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	534,381	536,872
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	1,384,000	1,388,925
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	500,000	497,742
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	619,125	620,426
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	939,437	942,309
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	1,289,879	1,293,482
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/2027	1,000,000	994,469
Discover Card Execution Note Trust Series 2022-A2 Class A, 3.32% 5/15/2027	1,081,000	1,074,435
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	1,200,000	1,192,357
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	411,000	413,279
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	441,740	442,520
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	203,178	203,438
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	185,000	186,595
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	427,351	428,085
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	780,000	780,591
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/2026	109,449	109,463
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	291,165	290,196
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	854,000	857,910
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	237,029	237,334
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	963,933	968,471
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	443,194	438,210
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	509,127	510,085
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 5.1883% 3/16/2027 (d)(e)	779,952	780,610
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	855,870	857,706
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	1,015,000	1,014,832
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.9556% 6/15/2028 (b)(d)(e)	2,200,000	2,218,124
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,199,899
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,300,000	1,305,288
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	968,000	972,039
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	596,000	599,093
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	756,086	758,295
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,800,000	1,816,539
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	518,822	519,843
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	907,431	911,161
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	787,403	789,739
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	986,000	985,736
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	1,408,273	1,411,985
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 5.2283% 8/16/2027 (d)(e)	1,022,000	1,023,679
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	1,212,000	1,217,524
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	934,304	937,629
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	637,300	638,158
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.4756% 2/15/2028 (b)(d)(e)	1,500,000	1,504,050
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	683,164	685,949
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	830,023	831,500
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	624,333	626,750
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	710,000	710,613
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	198,900	199,287
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	792,766	796,310
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	564,000	564,074
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	649,000	649,224
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	714,142	716,783
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	54,223	54,319
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,400,000	1,339,953
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	270,840	269,418
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	804,000	803,925
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 5.1556% 3/15/2027 (d)(e)	952,085	952,203
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	1,006,484	1,007,056
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,300,000	1,312,323
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	713,318	714,458
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/2029 (c)	700,000	695,234
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	630,000	635,510
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 5.2218% 12/21/2026 (d)(e)	1,434,852	1,436,291
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	1,180,000	1,181,033
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	672,000	670,696
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	440,884	434,878
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	796,910	800,077
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	425,000	425,626
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 5.2356% 2/16/2027 (d)	715,070	715,716
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	954,000	957,630
TOTAL UNITED STATES		71,352,006
TOTAL ASSET-BACKED SECURITIES (Cost $71,108,111)		71,352,006

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.15% 12/6/2024 (Cost $569,738)	570,000	569,823

Non-Convertible Corporate Bonds - 46.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(d)(e)	2,000,000	1,999,212
CANADA - 4.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 2.95% 3/15/2025	800,000	795,170
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd 2.05% 7/15/2025	900,000	884,339
Canadian Natural Resources Ltd 3.9% 2/1/2025	1,174,000	1,170,976
Enbridge Inc 2.5% 1/15/2025	573,000	571,200
Enbridge Inc 2.5% 2/14/2025	1,500,000	1,492,005
Enbridge Inc 4.25% 12/1/2026	900,000	892,496
		5,011,016
Financials - 2.6%
Banks - 2.6%
Bank of Montreal 0.949% 1/22/2027 (d)	960,000	919,424
Bank of Montreal 4.567% 9/10/2027 (d)	1,226,000	1,223,599
Bank of Montreal 5.92% 9/25/2025	1,000,000	1,009,892
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.7665% 9/10/2027 (d)(e)	1,380,000	1,384,529
Bank of Nova Scotia/The 5.45% 6/12/2025	1,000,000	1,004,183
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.7022% 4/7/2025 (d)(e)	1,000,000	1,002,568
Royal Bank of Canada 4.95% 4/25/2025	1,000,000	1,001,008
Royal Bank of Canada 5.069% 7/23/2027 (d)	1,700,000	1,710,675
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (d)(e)	1,400,000	1,401,526
Toronto-Dominion Bank/The U.S. SOFR Index + 0.48%, 5.2288% 10/10/2025 (d)(e)	1,600,000	1,606,067
		12,263,471
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 2.9% 2/1/2025	800,000	797,191
TOTAL CANADA		18,866,848
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	700,000	691,537
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 6.259% 9/22/2026 (b)(d)	1,000,000	1,009,832
Danske Bank A/S 6.466% 1/9/2026 (b)(d)	1,055,000	1,056,292

TOTAL DENMARK		2,066,124
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	930,000	916,156
BPCE SA 2.375% 1/14/2025 (b)	1,239,000	1,235,224
BPCE SA U.S. SOFR Index + 0.57%, 5.317% 1/14/2025 (b)(d)(e)	506,000	506,238
Credit Agricole SA/London 1.907% 6/16/2026 (b)(d)	610,000	599,700

TOTAL FRANCE		3,257,318
GERMANY - 2.8%
Consumer Discretionary - 1.9%
Automobiles - 1.9%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.3849% 8/13/2026 (b)(d)(e)	1,300,000	1,307,886
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.6202% 4/1/2025 (b)(d)(e)	1,000,000	1,001,978
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	1,000,000	999,996
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 5.3511% 7/31/2026 (b)(d)(e)	900,000	902,374
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	1,000,000	992,388
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	1,000,000	1,007,282
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.6293% 3/20/2026 (b)(d)(e)	1,600,000	1,599,468
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.6385% 8/14/2026 (b)(d)(e)	1,279,000	1,281,951
		9,093,323
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,559,000	1,515,834
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (d)	1,200,000	1,208,556
		2,724,390
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	586,000	585,421
Daimler Truck Finance North America LLC 5.2% 1/17/2025 (b)	990,000	990,344
		1,575,765
TOTAL GERMANY		13,393,478
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	1,400,000	1,397,403
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	1,000,000	997,038

TOTAL IRELAND		2,394,441
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 7.05% 10/14/2025 (b)(c)	1,400,000	1,425,309
JAPAN - 1.1%
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 5.719% 2/20/2026 (d)	1,370,000	1,372,169
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	960,000	911,588
Mizuho Financial Group Inc 2.226% 5/25/2026 (d)	1,000,000	986,893
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.5301% 5/22/2026 (d)(e)	800,000	802,479
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,355,580

TOTAL JAPAN		5,428,709
NETHERLANDS - 1.3%
Financials - 1.3%
Banks - 1.3%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.5969% 9/18/2027 (b)(d)(e)	1,100,000	1,120,803
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(d)	1,400,000	1,355,390
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(d)	1,435,000	1,405,612
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,098,065
ING Groep NV 3.869% 3/28/2026 (d)	1,400,000	1,394,602

TOTAL NETHERLANDS		6,374,472
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.6757% 4/4/2025 (b)(d)(e)	645,000	646,284
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.4%
UBS AG/London U.S. SOFR Index + 0.47%, 5.217% 1/13/2025 (b)(d)(e)	750,000	750,040
UBS AG/Stamford CT U.S. SOFR Averages Index + 1.26%, 5.8331% 2/21/2025 (d)(e)	800,000	801,836
UBS Group AG 1.364% 1/30/2027 (b)(d)	1,300,000	1,246,462
UBS Group AG 2.193% 6/5/2026 (b)(d)	750,000	739,203
UBS Group AG 3.75% 3/26/2025	1,200,000	1,195,546
UBS Group AG 4.703% 8/5/2027 (b)(d)	910,000	905,862
UBS Group AG 6.373% 7/15/2026 (b)(d)	1,000,000	1,007,912

TOTAL SWITZERLAND		6,646,861
UNITED KINGDOM - 3.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 3.95% 6/15/2025 (b)	900,000	895,144
Reynolds American Inc 4.45% 6/12/2025	1,250,000	1,247,592
		2,142,736
Financials - 3.0%
Banks - 3.0%
Barclays PLC 2.852% 5/7/2026 (d)	1,000,000	990,435
Barclays PLC 3.65% 3/16/2025	1,100,000	1,095,732
Barclays PLC 4.375% 1/12/2026	1,250,000	1,243,680
Barclays PLC 5.304% 8/9/2026 (d)	1,820,000	1,823,077
Barclays PLC 7.325% 11/2/2026 (d)	1,400,000	1,428,208
HSBC Holdings PLC 2.099% 6/4/2026 (d)	1,000,000	985,586
HSBC Holdings PLC 2.999% 3/10/2026 (d)	920,000	914,815
HSBC Holdings PLC 4.18% 12/9/2025 (d)	1,000,000	999,754
Lloyds Banking Group PLC 3.511% 3/18/2026 (d)	1,610,000	1,602,370
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 6.2433% 8/7/2027 (d)(e)	500,000	506,439
NatWest Group PLC 7.472% 11/10/2026 (d)	1,400,000	1,431,318
NatWest Markets PLC U.S. SOFR Index + 1.45%, 6.2409% 3/22/2025 (b)(d)(e)	656,000	658,364
		13,679,778
TOTAL UNITED KINGDOM		15,822,514
UNITED STATES - 30.2%
Communication Services - 0.8%
Media - 0.5%
Cox Communications Inc 3.85% 2/1/2025 (b)	1,000,000	997,322
Warnermedia Holdings Inc 3.638% 3/15/2025	1,200,000	1,194,957
		2,192,279
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.5% 4/15/2025	1,500,000	1,492,091
Consumer Discretionary - 2.5%
Automobiles - 1.9%
American Honda Finance Corp 4.95% 1/9/2026	786,000	788,810
American Honda Finance Corp 5.8% 10/3/2025	1,000,000	1,010,040
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (d)(e)	1,200,000	1,200,750
American Honda Finance Corp U.S. SOFR Index + 0.55%, 5.1579% 5/11/2026 (d)(e)	1,400,000	1,399,691
General Motors Financial Co Inc 2.9% 2/26/2025	1,200,000	1,193,651
General Motors Financial Co Inc 3.8% 4/7/2025	1,200,000	1,194,407
General Motors Financial Co Inc 4.35% 4/9/2025	900,000	898,011
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 6.0622% 4/7/2025 (d)(e)	775,000	777,200
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	743,178
		9,205,738
Household Durables - 0.2%
Lennar Corp 4.75% 5/30/2025	1,000,000	998,533
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (d)(e)	960,000	961,899
Ross Stores Inc 4.6% 4/15/2025	850,000	849,068
		1,810,967
TOTAL CONSUMER DISCRETIONARY		12,015,238

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 4.15% 11/1/2025	1,100,000	1,091,437
Food Products - 0.1%
The Campbell's Company 3.3% 3/19/2025	600,000	596,998
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	1,300,000	1,285,854
TOTAL CONSUMER STAPLES		2,974,289

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipeline Group Inc 4.5% 6/1/2025	900,000	896,700
DCP Midstream Operating LP 5.375% 7/15/2025	1,130,000	1,131,875
Energy Transfer LP 5.95% 12/1/2025	670,000	675,246
Marathon Petroleum Corp 4.7% 5/1/2025	1,250,000	1,248,546
MPLX LP 4.875% 12/1/2024	900,000	900,000
Phillips 66 3.85% 4/9/2025	1,250,000	1,244,881
Phillips 66 Co 3.605% 2/15/2025	1,400,000	1,395,050
		7,492,298
Financials - 17.9%
Banks - 9.1%
Bank of America Corp 1.319% 6/19/2026 (d)	1,000,000	981,068
Bank of America Corp 1.53% 12/6/2025 (d)	1,300,000	1,299,408
Bank of America Corp 3.366% 1/23/2026 (d)	800,000	797,986
Bank of America Corp 3.384% 4/2/2026 (d)	1,000,000	994,848
Bank of America Corp 4.827% 7/22/2026 (d)	900,000	900,008
Bank of America NA 5.65% 8/18/2025	1,000,000	1,006,679
Capital One NA 2.28% 1/28/2026 (d)	1,165,000	1,159,640
Citibank NA 5.864% 9/29/2025	1,000,000	1,008,997
Citibank NA U.S. SOFR Index + 0.708%, 5.3355% 8/6/2026 (d)(e)	1,300,000	1,304,601
Citibank NA U.S. SOFR Index + 0.712%, 5.2857% 11/19/2027 (d)(e)	1,400,000	1,400,266
Citigroup Inc 2.014% 1/25/2026 (d)	1,700,000	1,691,963
Citigroup Inc 3.106% 4/8/2026 (d)	1,810,000	1,798,813
Citigroup Inc 5.61% 9/29/2026 (d)	1,650,000	1,659,891
JPMorgan Chase & Co 1.04% 2/4/2027 (d)	500,000	478,589
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	710,000	685,326
JPMorgan Chase & Co 1.561% 12/10/2025 (d)	900,000	899,229
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	1,830,000	1,810,361
JPMorgan Chase & Co 5.546% 12/15/2025 (d)	1,650,000	1,650,161
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (d)(e)	900,000	901,741
Morgan Stanley Bank NA 5.479% 7/16/2025	1,000,000	1,004,817
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.4176% 10/15/2027 (d)(e)	1,400,000	1,400,840
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.8565% 10/30/2026 (d)(e)	900,000	912,896
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	1,300,000	1,307,270
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	1,710,000	1,719,135
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	850,000	877,382
Regions Financial Corp 2.25% 5/18/2025	1,177,000	1,162,417
Santander Holdings USA Inc 3.45% 6/2/2025	1,050,000	1,041,100
Santander Holdings USA Inc 4.5% 7/17/2025	1,300,000	1,295,124
Truist Financial Corp 4.26% 7/28/2026 (d)	888,000	885,187
Truist Financial Corp 5.9% 10/28/2026 (d)	1,400,000	1,412,744
US Bancorp 1.45% 5/12/2025	1,000,000	985,373
US Bancorp 5.727% 10/21/2026 (d)	1,376,000	1,386,308
Wells Fargo & Co 2.164% 2/11/2026 (d)	1,300,000	1,292,973
Wells Fargo & Co 2.188% 4/30/2026 (d)	1,870,000	1,849,526
Wells Fargo & Co 4.54% 8/15/2026 (d)	1,600,000	1,596,239
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.4714% 8/1/2025 (d)(e)	750,000	752,464
		43,311,370
Capital Markets - 4.0%
Athene Global Funding 4.86% 8/27/2026 (b)	900,000	898,173
Athene Global Funding 5.684% 2/23/2026 (b)	1,250,000	1,260,165
Athene Global Funding U.S. SOFR Averages Index + 0.715%, 5.4772% 1/7/2025 (b)(d)(e)	1,150,000	1,150,131
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 5.3035% 3/13/2026 (d)(e)	805,000	805,249
Charles Schwab Corp/The 4.2% 3/24/2025	800,000	798,558
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (d)	1,000,000	992,174
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	950,000	914,706
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	870,000	833,645
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	1,600,000	1,610,431
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.9551% 5/15/2026 (d)(e)	800,000	803,318
Intercontinental Exchange Inc 3.65% 5/23/2025	1,000,000	994,944
Moody's Corp 3.75% 3/24/2025	1,300,000	1,295,315
Morgan Stanley 1.593% 5/4/2027 (d)	1,650,000	1,576,610
Morgan Stanley 2.188% 4/28/2026 (d)	1,250,000	1,236,489
Morgan Stanley U.S. SOFR Index + 0.509%, 5.2137% 1/22/2025 (d)(e)	1,300,000	1,300,199
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 5.0345% 11/25/2026 (d)(e)	831,000	831,312
State Street Corp 5.104% 5/18/2026 (d)	1,600,000	1,602,323
		18,903,742
Consumer Finance - 1.9%
Ally Financial Inc 5.8% 5/1/2025	1,000,000	1,001,877
American Express Co 3.95% 8/1/2025	700,000	696,702
American Express Co 6.338% 10/30/2026 (d)	1,374,000	1,393,399
Capital One Financial Corp 2.636% 3/3/2026 (d)	1,300,000	1,291,988
Capital One Financial Corp 3.2% 2/5/2025	1,000,000	996,930
Toyota Motor Credit Corp 5.6% 9/11/2025	1,000,000	1,007,645
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (d)(e)	1,400,000	1,400,368
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.3882% 8/7/2026 (d)(e)	1,309,000	1,317,196
		9,106,105
Financial Services - 2.1%
CNH Industrial Capital LLC 3.95% 5/23/2025	1,600,000	1,592,749
CNH Industrial Capital LLC 5.45% 10/14/2025	1,500,000	1,508,850
Corebridge Financial Inc 3.5% 4/4/2025	1,951,000	1,941,210
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,373,122
Corebridge Global Funding U.S. SOFR Index + 1.3%, 6.0861% 9/25/2026 (b)(d)(e)	1,870,000	1,887,900
PayPal Holdings Inc 1.65% 6/1/2025	800,000	787,623
Western Union Co/The 2.85% 1/10/2025	800,000	798,168
		9,889,622
Insurance - 0.8%
Jackson National Life Global Funding 1.75% 1/12/2025 (b)	1,000,000	996,272
MassMutual Global Funding II 2.95% 1/11/2025 (b)	700,000	698,449
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,006,585
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.7617% 3/28/2025 (b)(d)(e)	1,000,000	1,002,351
		3,703,657
TOTAL FINANCIALS		84,914,496

Health Care - 2.2%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2025	800,000	800,576
Health Care Providers & Services - 1.6%
Cigna Group/The 3.25% 4/15/2025	800,000	795,520
CVS Health Corp 4.1% 3/25/2025	1,200,000	1,196,801
Elevance Health Inc 3.35% 12/1/2024	1,500,000	1,500,000
HCA Inc 5.25% 4/15/2025	1,600,000	1,601,432
HCA Inc 5.375% 2/1/2025	1,250,000	1,249,840
Humana Inc 4.5% 4/1/2025	1,200,000	1,198,369
		7,541,962
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 5.0632% 2/20/2026 (d)(e)	654,000	655,128
Haleon UK Capital PLC 3.125% 3/24/2025	1,400,000	1,392,945
		2,048,073
TOTAL HEALTH CARE		10,390,611

Industrials - 1.2%
Aerospace & Defense - 0.3%
Boeing Co 4.875% 5/1/2025	1,250,000	1,248,518
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,418,556
Machinery - 0.5%
Caterpillar Financial Services Corp 3.25% 12/1/2024	620,000	619,890
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (d)(e)	1,300,000	1,306,490
Otis Worldwide Corp 2.056% 4/5/2025	600,000	594,074
		2,520,454
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.3% 2/1/2025	550,000	547,139
TOTAL INDUSTRIALS		5,734,667

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp 2.05% 3/1/2025	900,000	893,224
Dell International LLC / EMC Corp 6.02% 6/15/2026	700,000	710,712
		1,603,936
Software - 0.3%
Oracle Corp 2.5% 4/1/2025	1,600,000	1,587,073
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	651,167
TOTAL INFORMATION TECHNOLOGY		3,842,176

Materials - 0.4%
Chemicals - 0.4%
Celanese US Holdings LLC 6.05% 3/15/2025	1,000,000	1,001,429
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	900,000	872,688
		1,874,117
Containers & Packaging - 0.0%
Sonoco Products Co 4.45% 9/1/2026	234,000	232,586
TOTAL MATERIALS		2,106,703

Real Estate - 0.7%
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 3.45% 4/30/2025	1,200,000	1,193,290
Ventas Realty LP 2.65% 1/15/2025	900,000	897,251
		2,090,541
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025	750,000	748,026
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	527,000	512,171
TOTAL REAL ESTATE		3,350,738

Utilities - 1.5%
Electric Utilities - 0.9%
Pacific Gas and Electric Co 3.5% 6/15/2025	1,064,000	1,054,999
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (d)(e)	1,800,000	1,803,995
Southern California Edison Co 3.7% 8/1/2025	1,380,000	1,369,713
		4,228,707
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation LLC 3.25% 6/1/2025	850,000	842,295
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co 3.5% 2/1/2025	1,430,000	1,425,974
Dominion Energy Inc 3.3% 3/15/2025	800,000	796,180
		2,222,154
TOTAL UTILITIES		7,293,156

TOTAL UNITED STATES		143,798,742
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $222,069,725)		222,811,849

Commercial Paper - 4.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.93% 8/7/2025 (d)(e)	4.93	1,400,000	1,400,998
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.96% 11/21/2025 (d)(e)	4.96	2,200,000	2,200,001
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.98% 10/17/2025 (d)(e)	4.98	2,000,000	1,999,976
Canadian Imperial Bank of Commerce yankee U.S. SOFR Index + 0.22%, 4.79% 2/3/2025 (d)(e)	4.79	1,000,000	1,000,274
HSBC USA Inc 4.8% 8/15/2025	5.05	1,400,000	1,353,870
HSBC USA Inc 5.52% 6/6/2025	5.85	1,400,000	1,365,934
ING US Funding LLC U.S. SOFR Index + 0.21%, 4.79% 6/16/2025 (d)(e)	4.79	2,000,000	1,999,757
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.93% 11/26/2025 (d)(e)	4.93	2,000,000	1,999,853
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.78% 4/28/2025 (d)(e)	4.78	1,000,000	999,999
National Australia Bank Ltd U.S. SOFR Index + 0.25%, 4.82% 8/27/2025 (d)(e)	4.82	2,000,000	1,999,684
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.93% 7/9/2025 (d)(e)	4.93	1,500,000	1,501,019
Toronto-Dominion Bank/The U.S. SOFR Index + 0.35%, 4.93% 10/3/2025 (d)(e)	4.93	2,000,000	2,000,504
TOTAL COMMERCIAL PAPER (Cost $19,811,551)			19,821,869

U.S. Treasury Obligations - 15.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.07 to 5.25	22,000,000	21,914,845
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	30,000,000	29,631,771
US Treasury Notes 4.125% 1/31/2025	4.42 to 5.32	18,421,400	18,407,488
US Treasury Notes 4.25% 1/31/2026	5.02	2,000,000	1,998,047
US Treasury Notes 4.75% 7/31/2025	5.06	1,700,000	1,703,134
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,590,631)			73,655,285

Certificates of Deposit - 6.8%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.92% 10/10/2025 (d)(e)	4.92	2,000,000	2,000,603
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.92% 12/19/2025 (d)(e)	4.92	2,200,000	2,199,690
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 9/23/2025 (d)(e)	4.92	2,000,000	2,000,988
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 7/23/2025 (d)(e)	4.95	1,500,000	1,501,132
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 9/9/2025 (d)(e)	4.95	1,800,000	1,799,866
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.97% 11/12/2025 (d)(e)	4.97	2,000,000	2,000,498
Mizuho Bank Ltd/New York NY yankee 4.65% 3/5/2025	4.65	2,000,000	1,999,859
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 11/17/2025 (d)(e)	4.92	2,200,000	2,199,981
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.89% 11/17/2025 (d)(e)	4.89	2,200,000	2,199,981
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.22%, 4.79% 1/22/2025 (d)(e)	4.79	1,500,000	1,500,218
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/18/2025 (d)(e)	4.92	2,200,000	2,199,996
Sumitomo Mitsui Trust Bank Ltd/ New York yankee 4.65% 3/5/2025	4.65	2,000,000	2,000,019
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.86% 4/14/2025 (d)(e)	4.86	1,500,000	1,500,610
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 0% 12/3/2025 (d)(e)	4.99	2,000,000	1,999,984
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/19/2025 (d)(e)	4.92	2,200,000	2,199,984
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 7/15/2025 (d)(e)	4.92	1,500,000	1,501,101
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.98% 8/22/2025 (d)(e)	4.98	1,500,000	1,501,548
TOTAL CERTIFICATES OF DEPOSIT (Cost $32,300,000)			32,306,058

Money Market Funds - 11.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $56,444,997)	4.64	56,433,710	56,444,997

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $475,894,753)	476,961,887
NET OTHER ASSETS (LIABILITIES) - 0.2%	748,982
NET ASSETS - 100.0%	477,710,869

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,456,276 or 14.3% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	68,341,494	52,574,535	64,471,032	915,925	-	-	56,444,997	0.1%
Total	68,341,494	52,574,535	64,471,032	915,925	-	-	56,444,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Certificates of Deposit, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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